Operating Lease Agreements - Summary of Future Minimum Rental Payments Under Operating Lease (Detail) $ in Millions	Sep. 30, 2020 USD ($)
Leases [Abstract]
2020 (remaining three months)	$ 1.5
2021	5.6
2022	4.2
2023	2.7
2024	2.3
Thereafter	6.2
Total	$ 22.5